Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jan. 27, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Total		R$ 1,059,107	R$ 171,045	R$ 1,071	R$ 106,627	R$ 104,314
Cash and banks [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI	[1]
Total		R$ 58,215	29,950
Repurchase agreements [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI	[1],[2]	62.00%
Total	[2]		15,446
Bank deposit certificates [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Total		R$ 1,000,892	R$ 125,649
Bank deposit certificates [Member] | Minimum [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI	[1]	90.00%
Bank deposit certificates [Member] | Maximum [Member]
Cash and cash equivalents and marketable securities (Details) - Schedule of cash and cash equivalents [Line Items]
Percentage of CDI	[1]	114.00%

[1]	Brazilian Interbank Deposit Certificates
[2]	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.